Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Liability against the State for CIRR-loans and concessionary loans	kr 3,037	kr 3,673
Cash payables, debt purchases	181	207
Other	446	610
Total	kr 3,664	kr 4,490